Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2022				2021
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share

Common shares (1)	905,993,892	$14,723	$2,954	$3.270	901,658,556	$14,351	$2,622	$2.920
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93	16,000,000	400	15	0.93
Series 41	12,000,000	300	12	0.98	12,000,000	300	12	0.98
Series 43	12,000,000	300	9	0.79	12,000,000	300	9	0.79
Series 45 (2)	–	–	26	0.83	32,000,000	800	35	1.10
Series 47	18,000,000	450	20	1.13	18,000,000	450	20	1.13
Series 49	13,000,000	325	17	1.30	13,000,000	325	17	1.30
Series 51	10,000,000	250	13	1.29	10,000,000	250	13	1.29
Series 56	600,000	600	–	–	–	–	–	–
		$2,625	$112			$2,825	$121
Treasury shares – common shares	46,205	$3			(2,604)	$–
Treasury shares – preferred shares	(1,995)	(2)			(20)	–
Other Equity Instruments
Limited recourse capital notes Series 1 (3)		$750	$33	4.375% (4)		$750	$37	4.375% (4)
Limited recourse capital notes Series 2 (5)		$750	$26	4.000% (4)		$750	$–	4.000% (4)
Limited recourse capital notes Series 3 (6)		$800	$–	7.150% (4)		$–	$–

(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Series 45 preferred shares were redeemed on July 29, 2022.
(3)	See 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) section below for details.
(4)	Represents the annual interest rate percentage applicable to the LRCNs issued as at October 31 for each respective year.
(5)	See 4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) section below for details.
(6)	See 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness) section below for details.

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2022		2021
	Number of shares	Amount	Number of shares	Amount

Balance at beginning of year (1)	901,655,952	$14,351	894,170,658	$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	1,559,629	85	3,410,140	176
Shareholder investment plan	2,272,831	153	2,022,558	132
Employee share purchase plan	2,302,876	163	2,360,358	150
	907,791,288	$14,752	901,963,714	$14,366
Purchase of common shares for cancellation	(1,800,000)	(29)	–	–
Treasury shares	48,809	3	(307,762)	(15)
Balance at end of year (1)	906,040,097	$14,726	901,655,952	$14,351

(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Terms of Class A Preferred Shares
Terms of Class A Preferred Shares

Outstanding as at October 31, 2022	Semi-annually dividends per share (1)	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39		$0.232063	July 31, 2024	$25.00
Series 41		0.244313	January 31, 2025	25.00
Series 43		0.196438	July 31, 2025	25.00
Series 47		0.281250	January 31, 2023	25.00
Series 49		0.325000	April 30, 2024	25.00
Series 51		0.321875	July 31, 2024	25.00
Series 56	$36.825000		September 28, 2027	1,000.00

(1)	Dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2022	2021

CET1 capital (1)		$37,005	$33,751
Tier 1 capital (1)	A	41,946	38,344
Total capital (1)		48,263	44,202
Total RWA	B	315,634	272,814
CET1 ratio		11.7%	12.4%
Tier 1 capital ratio		13.3%	14.1%
Total capital ratio		15.3%	16.2%
Leverage ratio exposure (2)	C	$961,791	$823,343
Leverage ratio (2)	A/ C	4.4%	4.7%
TLAC available	D	$95,136	$76,701
TLAC ratio	D/B	30.1%	28.1%
TLAC leverage ratio	D/C	9.9%	9.3%

(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure. On September 13, 2022, OSFI announced that
the temporary exclusion of central bank reserves from the leverage exposure measure will be no longer applicable effective April 1, 2023.